Quarterly Holdings Report
for

Fidelity® Contrafund®

March 31, 2020

CON-QTLY-0520
1.799873.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 18.3%
Entertainment - 4.7%
Activision Blizzard, Inc.	12,359,731	$735,157
Netflix, Inc. (a)	8,056,668	3,025,279
Spotify Technology SA (a)(b)	486,898	59,129
The Walt Disney Co.	7,040,895	680,150
		4,499,715
Interactive Media & Services - 13.1%
Alphabet, Inc.:
Class A (a)	2,386,680	2,773,203
Class C (a)	2,142,370	2,491,169
Facebook, Inc. Class A (a)	43,602,965	7,272,975
Pinterest, Inc. Class A (b)	6,539,632	100,972
Twitter, Inc. (a)	366,663	9,005
		12,647,324
Media - 0.0%
Charter Communications, Inc. Class A (a)	28,907	12,612
Liberty Media Corp. Liberty Formula One Group Series C (a)	307,016	8,360
		20,972
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	5,632,335	472,553

TOTAL COMMUNICATION SERVICES		17,640,564

CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.1%
Tesla, Inc. (a)	147,022	77,040
Toyota Motor Corp.	829,400	49,984
		127,024
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	429,664	281,172
Domino's Pizza, Inc.	28,500	9,236
Evolution Gaming Group AB (c)	1,894,487	64,232
McDonald's Corp.	2,502,454	413,781
Starbucks Corp.	299,383	19,681
		788,102
Household Durables - 0.1%
Garmin Ltd.	563,584	42,246
Tempur Sealy International, Inc. (a)	384,689	16,815
		59,061
Internet & Direct Marketing Retail - 9.0%
Alibaba Group Holding Ltd.	10,945,700	265,226
Alibaba Group Holding Ltd. sponsored ADR (a)	565,542	109,987
Amazon.com, Inc. (a)	4,207,147	8,202,758
Boohoo.Com PLC (a)	5,264,203	12,383
Chewy, Inc.	366,362	13,735
Delivery Hero AG (a)(c)	174,286	12,814
Meituan Dianping Class B (a)	3,044,000	36,288
		8,653,191
Specialty Retail - 1.0%
Burlington Stores, Inc. (a)	157,488	24,956
The Home Depot, Inc.	2,238,097	417,875
TJX Companies, Inc.	10,541,078	503,969
		946,800
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	1,551,110	344,389
Allbirds, Inc. (a)(d)(e)	867,565	7,218
Deckers Outdoor Corp. (a)	475,842	63,763
lululemon athletica, Inc. (a)	436,058	82,655
NIKE, Inc. Class B	7,021,014	580,919
On Holding AG (d)(e)	2,600	19,440
Ralph Lauren Corp.	91,471	6,113
		1,104,497

TOTAL CONSUMER DISCRETIONARY		11,678,675

CONSUMER STAPLES - 3.6%
Beverages - 1.2%
Keurig Dr. Pepper, Inc.	4,123,795	100,085
PepsiCo, Inc.	3,810,097	457,593
The Coca-Cola Co.	12,691,306	561,590
		1,119,268
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	852,419	20,079
Costco Wholesale Corp.	2,891,855	824,555
Grocery Outlet Holding Corp. (b)	643,951	22,113
Walmart, Inc.	263,933	29,988
		896,735
Food Products - 0.0%
Freshpet, Inc. (a)	94,900	6,061
Mondelez International, Inc.	760,368	38,079
		44,140
Household Products - 0.2%
Procter & Gamble Co.	1,483,438	163,178
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	6,496,828	1,035,205
Kao Corp.	471,500	38,720
L'Oreal SA	167,702	43,403
L'Oreal SA	207,065	53,591
Shiseido Co. Ltd.	685,500	40,687
		1,211,606

TOTAL CONSUMER STAPLES		3,434,927

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Centennial Resource Development, Inc. Class A (a)	12,336,850	3,245
Continental Resources, Inc. (b)	428,374	3,273
EOG Resources, Inc.	168,117	6,039
Hess Corp.	1,234,058	41,094
Magnolia Oil & Gas Corp. Class A (a)	5,525,515	22,102
Reliance Industries Ltd.	18,864,539	278,863
		354,616
FINANCIALS - 10.4%
Banks - 3.0%
Bank of America Corp.	46,440,929	985,941
Citigroup, Inc.	12,932,728	544,727
HDFC Bank Ltd. sponsored ADR	1,904,026	73,229
JPMorgan Chase & Co.	11,848,046	1,066,680
Kotak Mahindra Bank Ltd.	13,628,266	234,433
The Toronto-Dominion Bank	215,103	9,145
		2,914,155
Capital Markets - 0.7%
Brookfield Asset Management, Inc. (Canada) Class A	1,185,226	52,536
CME Group, Inc.	1,759,877	304,300
Moody's Corp.	759,616	160,659
MSCI, Inc.	240,169	69,399
S&P Global, Inc.	208,724	51,148
		638,042
Consumer Finance - 0.8%
American Express Co.	8,501,872	727,845
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc. Class A (a)	19,615	5,335,280
Insurance - 0.4%
Admiral Group PLC	3,438,162	94,687
Allstate Corp.	607,407	55,717
Chubb Ltd.	1,357,557	151,626
Fairfax Financial Holdings Ltd. (sub. vtg.)	135,860	41,650
Intact Financial Corp.	10,490	907
Marsh & McLennan Companies, Inc.	76,425	6,608
Progressive Corp.	176,358	13,022
		364,217

TOTAL FINANCIALS		9,979,539

HEALTH CARE - 15.2%
Biotechnology - 3.5%
23andMe, Inc. (a)(d)(e)	166,622	2,104
AbbVie, Inc.	2,944,381	224,332
Acceleron Pharma, Inc. (a)	218,698	19,654
Alector, Inc. (a)	299,382	7,224
Argenx SE ADR (a)	122,550	16,144
BeiGene Ltd. ADR (a)	238,220	29,327
bluebird bio, Inc. (a)	476,125	21,883
CSL Ltd.	182,670	33,335
Galapagos Genomics NV sponsored ADR (a)(b)	265,680	52,052
Genmab A/S (a)	47,656	9,573
Gilead Sciences, Inc.	3,620,935	270,701
Global Blood Therapeutics, Inc. (a)	767,333	39,203
Idorsia Ltd. (a)	1,823,591	47,133
Innovent Biolgics, Inc. (a)(c)	15,964,500	66,614
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(e)	105,983	0
Mirati Therapeutics, Inc. (a)	266,855	20,513
Morphosys AG (a)	288,496	27,778
Regeneron Pharmaceuticals, Inc. (a)	1,534,265	749,166
Revolution Medicines, Inc.	330,397	7,239
Seattle Genetics, Inc. (a)	710,158	81,938
Turning Point Therapeutics, Inc.	272,648	12,176
Vertex Pharmaceuticals, Inc. (a)	6,837,474	1,626,977
Zai Lab Ltd. ADR (a)	196,719	10,127
		3,375,193
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	3,085,425	243,471
Baxter International, Inc.	6,878,038	558,428
Boston Scientific Corp. (a)	1,081,282	35,282
Danaher Corp.	5,268,247	729,178
DexCom, Inc. (a)	2,489,488	670,344
Edwards Lifesciences Corp. (a)	2,898,930	546,796
Intuitive Surgical, Inc. (a)	829,962	411,005
Masimo Corp. (a)	485,091	85,919
Quidel Corp. (a)	336,719	32,934
ResMed, Inc.	583,728	85,977
Sonova Holding AG Class B	248,854	44,374
Stryker Corp.	1,249,667	208,057
Tandem Diabetes Care, Inc. (a)	144,767	9,316
		3,661,081
Health Care Providers & Services - 3.5%
Cardinal Health, Inc.	212,505	10,187
Cigna Corp.	886,314	157,037
Hapvida Participacoes e Investimentos SA (c)	3,718,300	30,341
Patterson Companies, Inc.	476,471	7,285
UnitedHealth Group, Inc.	12,486,493	3,113,882
		3,318,732
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	3,874	234
Teladoc Health, Inc. (a)	108,057	16,750
Veeva Systems, Inc. Class A (a)	587,749	91,906
		108,890
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	395,444	24,644
Bio-Rad Laboratories, Inc. Class A (a)	269,109	94,339
IQVIA Holdings, Inc.(a)	86,645	9,346
Mettler-Toledo International, Inc. (a)	827,104	571,124
Thermo Fisher Scientific, Inc.	2,034,845	577,082
		1,276,535
Pharmaceuticals - 3.0%
AstraZeneca PLC sponsored ADR	15,820,082	706,525
Bristol-Myers Squibb Co.	7,423,203	413,769
Bristol-Myers Squibb Co. rights (a)	1,027,380	3,904
Eli Lilly & Co.	5,890,249	817,095
Hansoh Pharmaceutical Group Co. Ltd. (c)	18,672,000	62,392
Merck & Co., Inc.	5,501,519	423,287
Novartis AG sponsored ADR	158,219	13,045
Perrigo Co. PLC	27,109	1,304
Roche Holding AG (participation certificate)	376,161	121,027
Zoetis, Inc. Class A	2,730,820	321,390
		2,883,738

TOTAL HEALTH CARE		14,624,169

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.8%
Harris Corp.	1,781,005	320,795
Lockheed Martin Corp.	335,900	113,853
Northrop Grumman Corp.	1,030,877	311,892
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	295,578	58,019
Class C (a)(d)(e)	12,991	2,550
TransDigm Group, Inc.	45,411	14,540
		821,649
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	1,618,096	69,983
Toto Ltd.	2,401,700	80,299
Trane Technologies PLC	776,206	64,107
		214,389
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,079,876	187,056
Clean TeQ Holdings Ltd. (a)(b)(f)	39,750,695	3,056
TulCo LLC (a)(d)(e)(g)	140,771	59,434
		249,546
Electrical Equipment - 0.3%
AMETEK, Inc.	178,427	12,850
Vestas Wind Systems A/S	2,996,006	243,772
		256,622
Industrial Conglomerates - 0.2%
General Electric Co.	28,502,176	226,307
Machinery - 0.3%
Fortive Corp.	4,714,473	260,192
Professional Services - 0.6%
Clarivate Analytics PLC (a)	9,490,212	196,922
CoStar Group, Inc. (a)	187,311	109,991
Experian PLC	3,017,655	83,865
FTI Consulting, Inc. (a)	1,334,186	159,795
		550,573
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	125,238	27,636
Union Pacific Corp.	257,641	36,338
		63,974

TOTAL INDUSTRIALS		2,643,252

INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	829,322	110,233
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A (f)	15,984,473	1,164,948
CDW Corp.	1,191,407	111,123
Keysight Technologies, Inc. (a)	929,573	77,787
Zebra Technologies Corp. Class A (a)	1,163,875	213,687
		1,567,545
IT Services - 10.0%
Accenture PLC Class A	2,334,987	381,210
Adyen BV (a)(c)	236,212	198,949
ASAC II LP (a)(d)(e)	39,494,500	6,635
Endava PLC ADR (a)	135,157	4,752
EPAM Systems, Inc. (a)	409,917	76,105
Fidelity National Information Services, Inc.	528,496	64,286
Fiserv, Inc. (a)	314,708	29,894
Global Payments, Inc.	2,124,030	306,349
MasterCard, Inc. Class A	9,562,040	2,309,806
MongoDB, Inc. Class A (a)	1,880,465	256,759
Okta, Inc. (a)	3,925,921	479,983
PayPal Holdings, Inc. (a)	13,055,716	1,249,954
Shopify, Inc. Class A (a)	879,255	368,384
Square, Inc. (a)	201,300	10,544
StoneCo Ltd. Class A (a)(b)	1,382,464	30,096
Twilio, Inc. Class A (a)	499,644	44,713
Visa, Inc. Class A	23,651,278	3,810,694
		9,629,113
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	9,228,486	419,712
Analog Devices, Inc.	264,799	23,739
ASML Holding NV	279,718	73,185
Cirrus Logic, Inc. (a)	829,392	54,433
Enphase Energy, Inc. (a)(b)	3,316,909	107,103
Lam Research Corp.	1,144,045	274,571
NVIDIA Corp.	4,024,153	1,060,767
NXP Semiconductors NV	2,357,955	195,545
Qualcomm, Inc.	9,915,332	670,772
SolarEdge Technologies, Inc. (a)	1,134,503	92,893
Synaptics, Inc. (a)(f)	1,835,747	106,235
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	465,398	22,241
		3,101,196
Software - 17.1%
Adobe, Inc. (a)	10,443,829	3,323,644
Alteryx, Inc. Class A (a)(b)	241,900	23,022
Atlassian Corp. PLC (a)	2,611,730	358,486
Ceridian HCM Holding, Inc. (a)	582,441	29,163
Cloudflare, Inc. (a)	6,541,009	153,583
Coupa Software, Inc. (a)	1,766,523	246,836
Crowdstrike Holdings, Inc. (b)	241,900	13,469
Datadog, Inc. Class A (a)(b)	2,220,838	79,906
DocuSign, Inc. (a)	995,434	91,978
Dropbox, Inc. Class A (a)	5,253,574	95,090
Dynatrace, Inc.	364,492	8,689
Everbridge, Inc. (a)	271,792	28,908
Fortinet, Inc. (a)	222,509	22,511
Intuit, Inc.	1,924,520	442,640
Microsoft Corp.	40,772,644	6,430,254
Netcompany Group A/S (a)(c)	437,260	20,083
Pagerduty, Inc. (b)	316,929	5,477
Paycom Software, Inc. (a)	615,032	124,243
Rapid7, Inc. (a)	47,463	2,057
RingCentral, Inc. (a)	1,847,888	391,586
Salesforce.com, Inc. (a)	26,554,837	3,823,365
ServiceNow, Inc. (a)	615,598	176,418
Slack Technologies, Inc. Class A (a)(b)	5,973,980	160,342
Snowflake Computing, Inc. Class B (d)(e)	88,269	3,422
Tanium, Inc. Class B (a)(d)(e)	2,944,100	29,323
Workday, Inc. Class A (a)	2,333,054	303,810
Xero Ltd. (a)	238,200	9,950
Zoom Video Communications, Inc. Class A	336,786	49,211
		16,447,466
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	8,708,313	2,214,437
Samsung Electronics Co. Ltd.	1,437,600	56,306
		2,270,743

TOTAL INFORMATION TECHNOLOGY		33,126,296

MATERIALS - 2.1%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	619,612	123,681
Growmax Resources Corp. (a)(c)(e)	3,069,763	120
Sherwin-Williams Co.	919,367	422,468
		546,269
Metals & Mining - 1.6%
B2Gold Corp.	48,560,999	146,998
Barrick Gold Corp.	1,224,740	22,437
Barrick Gold Corp. (Canada)	25,269,208	464,337
Franco-Nevada Corp.	4,427,831	442,406
Ivanhoe Mines Ltd. (a)	45,675,879	75,948
Ivanhoe Mines Ltd. (a)(c)	13,135,709	21,842
Kirkland Lake Gold Ltd.	1,832,611	53,977
Lundin Gold, Inc. (a)	2,359,943	13,130
Newcrest Mining Ltd.	6,563,440	90,134
Newmont Corp.	2,648,048	119,904
Northern Star Resources Ltd.	1,356,310	8,785
Novagold Resources, Inc. (a)	7,305,739	53,886
		1,513,784

TOTAL MATERIALS		2,060,053

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	2,810,748	612,040
Equity Commonwealth	369,304	11,711
Equity Residential (SBI)	1,902,644	117,412
Prologis, Inc.	504,603	40,555
		781,718
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)(e)	53,694	859

TOTAL REAL ESTATE		782,577

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	538,344	129,536
TOTAL COMMON STOCKS
(Cost $46,071,066)		96,454,204

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(d)(e)	2,124,227	8,178
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	578,817	37,530
Series E (a)(d)(e)	388,853	25,213
ZenPayroll, Inc. Series D (d)(e)	2,436,137	24,093
		86,836
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	342,405	2,849
Series B (a)(d)(e)	60,155	500
Series C (a)(d)(e)	574,905	4,783
Series Seed (a)(d)(e)	183,970	1,531
Aurora Innovation, Inc. Series B (d)(e)	2,121,140	15,675
		25,338
TOTAL CONSUMER DISCRETIONARY		112,174
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(d)(e)	154,611	51,629
HEALTH CARE - 0.2%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(d)(e)	664,987	8,399
Series F (a)(d)(e)	3,348,986	42,298
Generation Bio Series B (a)(d)(e)	2,430,600	11,059
Intarcia Therapeutics, Inc. Series CC (a)(d)(e)	2,100,446	64,673
Nuvation Bio, Inc. Series A (d)(e)(h)	35,794,400	27,611
		154,040
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	35,877,127	886
Mulberry Health, Inc.:
Series A-8 (a)(d)(e)	7,960,894	37,337
Series A-9 (a)(d)(e)	600,009	2,814
Series AA-9 (a)(d)(e)	49,783	233
		41,270
Pharmaceuticals - 0.0%
Allovir, Inc. Series B (d)(e)	1,909,634	15,564
TOTAL HEALTH CARE		210,874
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	558,215	109,572
Series H (a)(d)(e)	120,282	23,610
		133,182
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Affirm, Inc. Series F (d)(e)	2,371,275	21,436
Carbon, Inc.:
Series D (a)(d)(e)	915,425	18,455
Series E (d)(e)	81,735	1,669
Delphix Corp. Series D (a)(d)(e)	3,712,687	22,722
		64,282
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (d)(e)	12,577,747	50,437
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(d)(e)	5,464,465	87,404
Series F (a)(d)(e)	253,732	4,058
		91,462

TOTAL CONVERTIBLE PREFERRED STOCKS		722,218

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series G (e)	46,145	15,409
TOTAL PREFERRED STOCKS
(Cost $831,691)		737,627
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $9,273)(d)(e)	9,273	9,273
	Shares	Value (000s)

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.29% (i)	869,716,212	869,977
Fidelity Securities Lending Cash Central Fund 0.28% (i)(j)	193,082,885	193,122
TOTAL MONEY MARKET FUNDS
(Cost $1,063,038)		1,063,099
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $47,975,068)		98,264,203
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(1,974,231)
NET ASSETS - 100%		$96,289,972

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $477,387,000 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $920,495,000 or 1.0% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$2,799
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F	8/31/17	$46,498
Affirm, Inc. Series F	3/22/19	$31,261
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Allbirds, Inc. Series Seed	10/9/18	$2,018
Allovir, Inc. Series B	5/8/19	$15,564
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Aurora Innovation, Inc. Series B	3/1/19	$19,600
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$3,908
Delphix Corp. Series D	7/10/15	$33,414
Generation Bio Series B	2/21/18	$22,230
Get Heal, Inc. Series B	11/7/16	$10,944
High Power Exploration, Inc. Series A	11/15/19	$66,285
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$9,273
Mulberry Health, Inc. Series A-8	1/20/16	$53,774
Mulberry Health, Inc. Series A-9	3/23/18	$4,281
Mulberry Health, Inc. Series AA-9	3/23/18	$145
Nuvation Bio, Inc. Series A	6/17/19	$27,612
On Holding AG	2/6/20	$23,693
Roofoods Ltd. Series F	9/12/17	$54,666
Snowflake Computing, Inc. Class B	3/19/20	$3,424
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
TulCo LLC	8/24/17 - 9/7/18	$52,209
WeWork Companies, Inc. Class A	6/23/15	$1,766
WeWork Companies, Inc. Series E	6/23/15	$179,724
WeWork Companies, Inc. Series F	12/1/16	$12,735
ZenPayroll, Inc. Series D	7/16/19	$32,431

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,838
Fidelity Securities Lending Cash Central Fund	143
Total	$1,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amphenol Corp. Class A	$2,118,854	$--	$311,452	$4,348	$132,046	$(774,500)	$1,164,948
Birchcliff Energy Ltd.	39,679	--	12,323	261	(94,060)	66,704	--
Birchcliff Energy Ltd.	1,369	--	924	--	(4,343)	3,898	--
Centennial Resource Development, Inc. Class A	92,428	--	3,241	--	(144,984)	59,042	--
Clean TeQ Holdings Ltd.	5,734	--	18	--	(81)	(2,579)	3,056
Synaptics, Inc.	31,550	91,798	134	--	21	(17,000)	106,235
Total	$2,289,614	$91,798	$328,092	$4,609	$(111,401)	$(664,435)	$1,274,239

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.